Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Of Operating Segments [Line Items]
Segment reporting

Segment reporting
USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group

Items UBS AG
For the six months ended 30 June 2025
Net interest income 3,176 2,201 (35) (1,559) (134) (737) 2,912
Non-interest income 9,287 1,890 1,547 7,428 113 621 20,886
Total revenues 12,463 4,091 1,512 5,869 (21) (116) 23,798
Credit loss expense / (release) 6 172 0 90 9 (1) 275
Operating expenses 10,190 3,030 1,225 4,840 1,488 548 21,322
Operating profit / (loss) before tax 2,268 890 286 938 (1,519) (663) 2,201
Tax expense / (benefit) (32)
Net profit / (loss) 2,233
As of 30 June 2025
Total assets 584,075 483,669 25,446 519,800 38,337 20,487 1,671,814

USD m
Global Wealth
Management
Personal &
Corporate
Banking
Asset

Management
Investment
Bank
Non-core and
Legacy
Group
Items UBS AG
For the six months ended 30 June 2024
Net interest income 2,521 1,634 (26) (1,714) (33) (856) 1,528
Non-interest income 7,589 1,307 1,169 6,538 218 660 17,481
Total revenues 10,110 2,942 1,143 4,824 186 (196) 19,008
Credit loss expense / (release) 7 120 0 31 (23) 1 136
Operating expenses 8,448 1,808 972 4,284 1,691 487 17,689
Operating profit / (loss) before tax 1,655 1,014 172 509 (1,483) (684) 1,183
Tax expense / (benefit) 393
Net profit / (loss) 790
As of 31 December 2024
Total assets 560,194 449,224 22,291 453,078 67,696 15,577 1,568,060